UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 97.8%
Automobiles & Components: 3.3%
182,091	BorgWarner, Inc.	$10,244,440

Banks: 0.2%
10,500	SunTrust Banks, Inc.	742,350

Capital Goods: 9.2%
72,000	A.O. Smith Corp. - Class A	4,808,160
13,400	Deere & Co.	2,230,028
28,500	Illinois Tool Works, Inc.	4,949,595
13,300	Northrop Grumman Corp.	4,529,049
30,500	Rockwell Automation, Inc.	6,017,345
20,500	Roper Technologies, Inc.	5,752,095
		28,286,272
Commercial & Professional Services: 4.0%
30,500	Cintas Corp.	5,137,725
71,840	Verisk Analytics, Inc. [1]	7,187,592
		12,325,317
Consumer Durables & Apparel: 0.9%
34,800	V.F. Corp.	2,823,672

Consumer Services: 0.7%
38,515	Starbucks Corp.	2,188,037

Diversified Financials: 8.1%
4	Berkshire Hathaway, Inc. - Class A [1]	1,293,500
189,346	The Charles Schwab Corp.	10,099,716
7,400	CME Group, Inc. - Class A	1,135,752
20,000	Intercontinental Exchange, Inc.	1,476,800
67,916	Moody's Corp.	10,988,129
		24,993,897
Energy: 1.2%
29,700	Chevron Corp.	3,722,895

Food & Staples Retailing: 1.7%
26,900	Costco Wholesale Corp.	5,242,003

Food, Beverage & Tobacco: 2.5%
63,109	PepsiCo, Inc.	7,592,013

Health Care Equipment & Services: 4.4%
97,556	Abbott Laboratories	6,064,081
24,300	Stryker Corp.	3,994,434
14,300	UnitedHealth Group, Inc.	3,385,954
		13,444,469

Household & Personal Products: 2.7%
23,600	The Clorox Co.	3,343,884
36,400	Estée Lauder Companies, Inc. - Class A	4,912,544
		8,256,428
Insurance: 0.3%
20,000	The Progressive Corp.	1,082,000

Materials: 1.8%
13,000	Ecolab, Inc.	1,789,840
21,406	LyondellBasell Industries NV - Class A	2,565,295
11,300	PPG Industries, Inc.	1,341,649
		5,696,784
Pharmaceuticals, Biotechnology & Life Sciences: 5.7%
82,712	AbbVie, Inc.	9,281,940
54,211	Celgene Corp. [1]	5,483,985
7,800	Thermo Fisher Scientific, Inc.	1,748,058
15,000	Zoetis, Inc.	1,150,950
		17,664,933
Real Estate: 5.0%
58,448	American Tower Corp. - REIT	8,632,769
12,400	Crown Castle International Corp. - REIT	1,398,348
12,142	Equinix, Inc. - REIT	5,526,917
		15,558,034
Retailing: 9.9%
11,579	Amazon.com, Inc. [1]	16,799,855
51,695	The Home Depot, Inc.	10,385,526
42,800	The TJX Companies, Inc.	3,437,696
		30,623,077
Semiconductors & Semiconductor Equipment: 2.3%
18,600	Analog Devices, Inc.	1,708,968
54,548	Skyworks Solutions, Inc.	5,302,611
		7,011,579
Software & Services: 26.0%
62,152	Adobe Systems, Inc. [1]	12,415,484
8,481	Alphabet, Inc. - Class A [1]	10,026,408
8,313	Alphabet, Inc. - Class C [1]	9,725,711
9,400	Check Point Software Technologies Ltd. [1]	972,054
26,439	Citrix Systems, Inc. [1]	2,452,482
123,560	Cognizant Technology Solutions Corp. - Class A	9,635,209
15,000	Electronic Arts, Inc. [1]	1,904,400
10,000	Facebook, Inc. - Class A [1]	1,868,900
141,151	Microsoft Corp.	13,410,756
28,000	PayPal Holdings, Inc. [1]	2,388,960
126,240	Visa, Inc. - Class A	15,682,795
		80,483,159
Technology Hardware & Equipment: 6.3%
94,050	Apple, Inc.	15,746,791
41,867	Western Digital Corp.	3,725,326
		19,472,117
Transportation: 1.6%
60,000	Canadian National Railway Co.	4,807,200

TOTAL COMMON STOCKS
(Cost $163,576,734)		302,260,676

SHORT-TERM INVESTMENTS: 1.8%
Money Market Funds: 1.8%
5,527,128	First American Treasury Obligations Fund - Institutional Class, 1.253% [2]	5,527,128
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,527,128)		5,527,128

TOTAL INVESTMENTS IN SECURITIES: 99.6%
(Cost $169,103,862)		307,787,804
Other Assets in Excess of Liabilities: 0.4%		1,243,294
TOTAL NET ASSETS: 100.0%		$309,031,098

REIT	Real Estate Investment Trust
[1]	Non-income producing security
[2]	Seven-day yield as of January 31, 2018

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at January 31, 2018 (Unaudited)

The Congress Large Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$302,260,676	$-	$-	$302,260,676
Short-Term Investments	5,527,128	-	-	5,527,128
Total Investments in Securities	$307,787,804	$-	$-	$307,787,804

The	basis for recognizing transfers is at the end of the period in which transfers accur. The Fund had no transfers into or out of Levels 1, 2, or 3 for the period ended January 31, 2018.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 99.1%
Automobiles & Components: 2.0%
185,000	LCI Industries	$20,396,250

Banks: 1.5%
175,000	First Republic Bank	15,671,250

Capital Goods: 15.0%
300,000	Allegion PLC	25,833,000
385,000	Barnes Group, Inc.	25,329,150
130,000	Lennox International, Inc.	28,328,300
600,000	Masco Corp.	26,796,000
130,000	Snap-on, Inc.	22,270,300
170,000	WABCO Holdings, Inc. [1]	26,246,300
		154,803,050
Commercial & Professional Services: 5.1%
170,000	Cintas Corp.	28,636,500
550,000	Copart, Inc. [1]	24,238,500
		52,875,000

Consumer Durables & Apparel: 8.1%
255,000	Carter's, Inc.	30,676,500
230,000	Hasbro, Inc.	21,751,100
200,000	PVH Corp.	31,016,000
		83,443,600
Consumer Services: 2.4%
425,000	Texas Roadhouse, Inc.	24,956,000

Diversified Financials: 5.0%
125,000	FactSet Research Systems, Inc.	25,086,250
275,000	Raymond James Financial, Inc.	26,507,250
		51,593,500
Energy: 2.0%
1,000,000	RPC, Inc.	20,200,000

Food, Beverage & Tobacco: 5.1%
450,000	Lamb Weston Holdings, Inc.	26,370,000
240,000	McCormick & Company, Inc. [2]	26,104,800
		52,474,800
Health Care Equipment & Services: 9.4%
110,000	The Cooper Companies, Inc.	26,913,700
260,000	Henry Schein, Inc. [1]	19,676,800
250,000	ResMed, Inc.	25,197,500
275,000	STERIS PLC	25,003,000
		96,791,000
Household & Personal Products: 2.1%
435,000	Church & Dwight Co., Inc.	21,249,750

Materials: 5.2%
240,000	Avery Dennison Corp.	29,443,200
160,000	International Flavors & Fragrances, Inc.	24,048,000
		53,491,200
Pharmaceuticals, Biotechnology & Life Sciences: 7.5%
500,000	Cambrex Corp. [1]	28,175,000
220,000	Charles River Laboratories International, Inc. [1]	23,196,800
37,500	Mettler-Toledo International, Inc. [1]	25,322,250
		76,694,050
Real Estate: 2.0%
240,000	Camden Property Trust - REIT	20,774,400

Retailing: 5.6%
225,000	Burlington Stores, Inc. [1]	27,384,750
225,000	Pool Corp.	30,429,000
		57,813,750
Semiconductors & Semiconductor Equipment: 2.5%
220,000	Monolithic Power Systems, Inc.	26,206,400

Software & Services: 10.2%
750,000	Genpact Ltd.	25,455,000
210,000	Jack Henry & Associates, Inc.	26,178,600
500,000	SS&C Technologies Holdings, Inc.	25,140,000
300,000	Synopsys, Inc. [1]	27,783,000
		104,556,600
Technology Hardware & Equipment: 5.7%
500,000	Cognex Corp.	31,185,000
110,000	IPG Photonics Corp. [1]	27,714,500
		58,899,500
Transportation: 2.7%
230,000	J.B. Hunt Transport Services, Inc.	27,790,900

TOTAL COMMON STOCKS
(Cost $778,492,955)		1,020,681,000

SHORT-TERM INVESTMENTS: 0.8%
Money Market Funds: 0.8%
7,770,890	First American Treasury Obligations Fund - Institutional Class, 1.253% [3]	7,770,890
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,770,890)		7,770,890

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $786,263,845)		1,028,451,890
Other Assets in Excess of Liabilities: 0.1%		1,224,895
TOTAL NET ASSETS: 100.0%		$1,029,676,785

REIT	Real Estate Investment Trust
[1]	Non-income producing security
[2]	Non-voting shares
[3]	Seven-day yield as of January 31, 2018

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at January 31, 2018 (Unaudited)

The Congress Mid Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,020,681,000	$-	$-	$1,020,681,000
Short-Term Investments	7,770,890	-	-	7,770,890
Total Investments in Securities	$1,028,451,890	$-	$-	$1,028,451,890

The basis for recognizing transfers is at the end of the period in which transfers accur. The Fund had no transfers into or out of Levels 1, 2, or 3 for the period ended January 31, 2018.

CONGRESS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 98.0%
Automobiles & Components: 3.1%
21,758	LCI Industries	$2,398,820

Banks: 2.4%
5,000	LendingTree, Inc. [1]	1,839,250

Capital Goods: 13.1%
20,000	AAON, Inc.	728,000
16,631	Columbus McKinnon Corp.	681,039
23,500	ESCO Technologies, Inc.	1,437,025
25,078	Granite Construction, Inc.	1,672,452
11,500	RBC Bearings, Inc. [1]	1,449,000
13,379	Standex International Corp.	1,404,126
24,078	Trex Company, Inc. [1]	2,686,864
		10,058,506
Commercial & Professional Services: 2.3%
23,041	On Assignment, Inc. [1]	1,764,249

Consumer Durables & Apparel: 2.1%
20,500	Oxford Industries, Inc.	1,615,400

Consumer Services: 9.1%
13,632	Bright Horizons Family Solutions, Inc. [1]	1,338,662
23,427	Choice Hotels International, Inc.	1,924,528
29,698	Grand Canyon Education, Inc. [1]	2,761,617
4,362	Vail Resorts, Inc.	953,359
		6,978,166
Diversified Financials: 1.2%
22,467	Cohen & Steers, Inc.	915,980

Health Care Equipment & Services: 12.5%
40,597	Acadia Healthcare Co., Inc. [1]	1,383,546
22,790	AMN Healthcare Services, Inc. [1]	1,222,683
19,565	Inogen, Inc. [1]	2,383,800
48,555	Merit Medical Systems, Inc. [1]	2,255,380
22,300	Neogen Corp. [1]	1,316,369
48,000	OraSure Technologies, Inc. [1]	1,044,480
		9,606,258
Household & Personal Products: 2.9%
48,584	Inter Parfums, Inc.	2,215,430

Materials: 2.3%
22,193	Balchem Corp.	1,753,247

Pharmaceuticals, Biotechnology & Life Sciences: 11.7%
23,975	Cambrex Corp. [1]	1,350,991
15,063	Charles River Laboratories International, Inc. [1]	1,588,243
15,000	Emergent BioSolutions, Inc. [1]	731,850
26,438	Global Blood Therapeutics, Inc. [1]	1,530,760
9,300	Ligand Pharmaceuticals, Inc. [1]	1,465,866
25,187	PRA Health Sciences, Inc. [1]	2,293,528
		8,961,238
Retailing: 5.0%
15,343	The Children's Place, Inc.	2,298,381
24,000	Five Below, Inc. [1]	1,558,320
		3,856,701
Semiconductors & Semiconductor Equipment: 7.6%
23,000	CEVA, Inc. [1]	1,012,000
68,423	Integrated Device Technology, Inc. [1]	2,045,848
23,800	Power Integrations, Inc.	1,777,860
20,000	Silicon Motion Technology Corp. - ADR	993,600
		5,829,308
Software & Services: 14.6%
34,559	CyberArk Software Ltd. [1]	1,495,714
7,850	Fair Isaac Corp.	1,355,381
27,117	j2 Global, Inc.	2,169,089
25,624	Paycom Software, Inc. [1]	2,348,183
38,508	RingCentral, Inc. - Class A [1]	2,090,984
40,544	WNS Holdings Ltd. - ADR [1]	1,802,586
		11,261,937
Technology Hardware & Equipment: 6.5%
1,975	Arista Networks, Inc. [1]	544,744
11,239	Littelfuse, Inc.	2,442,684
12,782	OSI Systems, Inc. [1]	844,635
7,000	Rogers Corp. [1]	1,153,460
		4,985,523
Transportation: 1.6%
16,092	Saia, Inc. [1]	1,215,751

TOTAL COMMON STOCKS
(Cost $48,585,135)		75,255,764

SHORT-TERM INVESTMENTS: 2.2%
Money Market Funds: 2.2%
1,713,141	First American Treasury Obligations Fund - Institutional Class, 1.253% [2]	1,713,141
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,713,141)		1,713,141

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $50,298,276)		76,968,905
Liabilities in Excess of Other Assets: (0.2)%		(137,616)
TOTAL NET ASSETS: 100.0%		$76,831,289

ADR	American Depositary Reciept
[1]	Non-income producing security
[2]	Seven-day yield as of January 31, 2018

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at January 31, 2018 (Unaudited)

The Congress Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$75,255,764	$-	$-	$75,255,764
Short-Term Investments	1,713,141	-	-	1,713,141
Total Investments in Securities	$76,968,905	$-	$-	$76,968,905

The basis for recognizing transfers is at the end of the period in which transfers accur. The Fund had no transfers into or out of Levels 1, 2, or 3 for the period ended January 31, 2018.

CONGRESS ALL CAP OPPORTUNITY FUND *

SCHEDULE OF INVESTMENTS at January 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 97.6%
Banks: 8.4%
24,000	Bank of the Ozarks, Inc.	$1,198,800
58,900	People's United Financial, Inc.	1,158,563
		2,357,363
Capital Goods: 12.7%
50,500	Builders FirstSource, Inc. [1]	1,081,710
10,000	Carlisle Companies, Inc.	1,142,100
7,550	United Rentals, Inc. [1]	1,367,381
		3,591,191
Consumer Services: 16.8%
11,800	Darden Restaurants, Inc.	1,131,030
20,400	Norwegian Cruise Line Holdings Ltd. [1]	1,239,096
19,600	Six Flags Entertainment Corp.	1,324,176
4,700	Vail Resorts, Inc.	1,027,232
		4,721,534
Food & Staples Retailing: 4.1%
34,000	Performance Food Group Co. [1]	1,167,900

Health Care Equipment & Services: 10.1%
6,250	ABIOMED, Inc. [1]	1,468,750
5,000	Teleflex, Inc.	1,388,750
		2,857,500
Materials: 3.6%
9,000	Albemarle Corp.	1,004,310

Pharmaceuticals, Biotechnology & Life Sciences: 4.2%
15,500	Zoetis, Inc.	1,189,315

Real Estate: 8.1%
8,500	American Tower Corp. - REIT	1,255,450
2,250	Equinix, Inc. - REIT	1,024,177
		2,279,627
Semiconductors & Semiconductor Equipment: 8.8%
4,300	Broadcom Ltd.	1,066,529
5,750	NVIDIA Corp.	1,413,350
		2,479,879
Software & Services: 8.3%
26,700	Booz Allen Hamilton Holding Corp.	1,046,106
20,500	InterXion Holding N.V. [1]	1,286,375
		2,332,481
Telecommunication Services: 3.9%
29,800	Zayo Group Holdings, Inc. [1]	1,093,660

Transportation: 8.6%
6,400	Canadian Pacific Railway Ltd.	1,184,256
13,000	XPO Logistics, Inc. [1]	1,227,720
		2,411,976
TOTAL COMMON STOCKS
(Cost $18,584,596)		27,486,736

SHORT-TERM INVESTMENTS: 2.1%
Money Market Funds: 2.1%
581,442	First American Treasury Obligations Fund - Institutional Class, 1.253% [2]	581,442
TOTAL SHORT-TERM INVESTMENTS
(Cost $581,442)		581,442

TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $19,166,038)		28,068,178
Other Assets in Excess of Liabilities: 0.3%		70,805
TOTAL NET ASSETS: 100.0%		$28,138,983

REIT	Real Estate Investment Trust
[1]	Non-income producing security
[2]	Seven-day yield as of January 31, 2018

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's administrator, U.S. Bancorp Fund Services, LLC.

*	Effective February 28, 2018, the Congress All Cap Opportunity Fund has changed its name to the Congress SMid Core Opportunity Fund.

Summary of Fair Value Exposure at January 31, 2018 (Unaudited)

The Congress All Cap Opportunity Fund* (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$27,486,736	$-	$-	$27,486,736
Short-Term Investments	581,442	-	-	581,442
Total Investments in Securities	$28,068,178	$-	$-	$28,068,178

The basis for recognizing transfers is at the end of the period in which transfers accur. The Fund had no transfers into or out of Levels 1, 2, or 3 for the period ended January 31, 2018.

* Effective February 28, 2018, the Congress All Cap Opportunity Fund has changed its' name to the Congress SMid Core Opportunity Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*   /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date                                 3/22/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date                            3/22/2018

By (Signature and Title)  /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                             3/27/2018